Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net Income (Loss)	$ 48,542	$ 83,255	$ 18,297
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net unrealized (appreciation) depreciation	80,005	(8,431)	(5,508)
Net realized (gain) loss on investments	(537)	(1,895)	(2,154)
Net accretion of discount and amortization of premium on investments	(11,418)	(10,133)	(3,606)
Payment-in-kind interest and dividend capitalized	(2,714)	(1,179)	(9)
Amortization of deferred financing costs	3,735	2,913	1,072
Amortization of debt issuance costs and original issue discount on Unsecured Notes	1,551
Amortization of deferred offering costs		24	258
Purchases of investments and change in payable for investments purchased	(945,209)	(2,113,463)	(714,658)
Proceeds from sale of investments and principal repayments and change in receivable for investments sold/repaid	393,780	384,486	88,875
Changes in operating assets and liabilities:
(Increase) decrease in interest and dividend receivable from non-controlled/non-affiliated investments	(9,171)	(9,460)	(2,280)
(Increase) decrease in prepaid expenses and other assets	228	(70)	23
(Decrease) increase in payable to affiliates	(2,345)	2,571	461
(Decrease) increase in management fees payable	477	1,011	295
(Decrease) increase in incentive fees payable	(541)	5,770	2,889
(Decrease) increase in interest payable	13,738	2,127	1,154
(Decrease) increase in accrued expenses and other liabilities	44	1,186	1,540
Net cash provided by (used in) operating activities	(429,835)	(1,661,288)	(613,351)
Cash flows from financing activities:
Borrowings on debt	1,566,175	1,514,000	612,350
Repayments on debt	(1,284,850)	(598,000)	(278,500)
Deferred financing costs paid	(4,006)	(8,204)	(2,780)
Debt issuance costs paid	(9,259)
Dividends paid in cash	(85,748)	(38,217)	(3,738)
Proceeds from issuance of common stock	254,585	854,605	297,347
Offering costs paid		(6)	(100)
Net cash provided by (used in) financing activities	436,897	1,724,178	624,579
Net increase (decrease) in cash	7,062	62,890	11,228
Cash, beginning of period	74,153	11,263	35
Cash, end of period	81,215	74,153	11,263
Supplemental information and non-cash activities:
Excise tax paid	57	5
Interest expense paid	48,565	14,956	1,094
Reinvestment of dividend distributions during the period	30,322	13,572	1,023
Subscriptions receivable	2,556	7,850
Dividend payable	$ 33,058	29,691	9,165
Accrued but unpaid deferred financing costs		$ 1,487	$ 3,425